INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Amount
Provision at statutory rate									$ 845	$ 722	$ 682
State income tax, net of federal tax benefit									69	90	65
Tax exempt income									(5)	(3)
Bank Owned Life Insurance									(45)	(46)	(48)
Other, net									(16)	36	(41)
Total	$ 203	$ 263	$ 196	$ 186	$ 210	$ 204	$ 193	$ 192	$ 848	$ 799	$ 658
% of Pretax Income
Provision at statutory rate									34.00%	34.00%	34.00%
State income tax, net of federal tax benefit									2.80%	4.20%	3.20%
Tax exempt income									(0.20%)
Bank Owned Life Insurance									(1.80%)	(0.10%)	(2.40%)
Other, net									(0.70%)	1.70%	(2.00%)
Actual tax expense and effective rate									34.10%	37.60%	32.80%
Pennsylvania Mutual Thrift Institutions Tax Percentage	11.50%								11.50%
Allocations of income to bad debt deductions	$ 3,900								$ 3,900